Market Concentrations and Risks - Additional Information (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) lb Customer Distributor	Dec. 31, 2015 USD ($) Customer Distributor	Dec. 31, 2014 Customer Distributor
Concentration Risk [Line Items]
Number of customers | Customer	10	10	10
Number of distributors | Distributor	6	5	5
Long-term debt	$ 1,643,448,000	$ 1,753,021,000
Fair value of debt instrument	1,693,200,000	1,416,600,000
Face value of senior subordinated notes	$ 1,643,448,000.000	$ 1,459,100,000
Copper [Member]
Concentration Risk [Line Items]
Committed amounts to purchase | lb	1.6
Aggregate cost	$ 3,900,000
Recorded unconditional purchase obligation fixed cost	$ (100,000)
Aluminum [Member]
Concentration Risk [Line Items]
Committed amounts to purchase | lb	0.5
Aggregate cost	$ 400,000
Consolidated Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	33.00%	33.00%	33.00%
Workforce Subject to Collective Bargaining Arrangements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%